Capital management (Schedule of Capital management) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital management [Abstract]
Total long-term debt	$ 8,461	$ 8,150	$ 6,537
Less: Cash and cash equivalents	(14,066)	(14,895)	(14,909)
Net debt	(5,605)	(6,745)
Equity	6,448	4,317	$ 6,343
Total capital	$ 843	$ (2,428)